S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Nov. 05, 2026
Toon Acquisition LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Toon Acquisition LLC
Andy Heyward [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Andy Heyward
Brian Parisi [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Brian Parisi
Michael Jaffa [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Michael Jaffa
Kevin McCarthy [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Kevin McCarthy
Dr. Chrysostomos L Nikias [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Dr. Chrysostomos L. Nikias
Toon Acquisition LLC, Officers, Directors or Advisors, Respective Affiliates [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	All officers, directors and director nominees as a group (6 persons)